UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811- 08915

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 16

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2016

Date of reporting period:	1/31/2016

Item 1. Schedule of Investments

Prudential Income Builder Fund

Schedule of Investments

as of January 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.4%
AFFILIATED MUTUAL FUNDS — 6.1%
Prudential Government Income Fund (Class Z)	459,071	$4,425,449
Prudential Short Duration High Yield Income Fund (Class Q)	1,340,751	11,865,650

TOTAL AFFILIATED MUTUAL FUNDS (cost $16,784,158)(a)		16,291,099

COMMON STOCKS — 31.6%
Aerospace & Defense — 0.4%
Boeing Co. (The)	5,344	641,975
Lockheed Martin Corp.	1,724	363,764

		1,005,739

Airlines — 0.2%
United Continental Holdings, Inc.(b)	9,163	442,390

Banks — 1.1%
Bank of America Corp.	48,595	687,133
JPMorgan Chase & Co.	19,680	1,170,960
Wells Fargo & Co.	21,117	1,060,707

		2,918,800

Beverages — 0.8%
Britvic PLC (United Kingdom)	95,415	985,076
Britvic PLC (United Kingdom), 144A(c)	8,008	82,676
Coca-Cola Co. (The)	13,802	592,382
Coca-Cola Enterprises, Inc.	11,451	531,555

		2,191,689

Biotechnology — 0.5%
AbbVie, Inc.	11,625	638,213
Celgene Corp.(b)	8,342	836,869

		1,475,082

Communications Equipment — 0.7%
Cisco Systems, Inc.	80,383	1,912,312

Containers & Packaging — 0.2%
Bemis Co., Inc.	10,828	518,336

Diversified Telecommunication Services — 0.4%
Frontier Communications Corp.	238,159	1,083,623
HKBN Ltd. (Hong Kong), 144A(c)	61,931	79,192

		1,162,815

Electric Utilities — 0.2%
Alupar Investimento SA (Brazil)	12,364	38,268
Brookfield Infrastructure Partners LP, MLP (Bermuda)	13,421	482,485

		520,753

Energy Equipment & Services — 0.1%
USA Compression Partners LP, MLP	26,229	292,191

Food Products — 1.7%
ConAgra Foods, Inc.	20,003	832,925
J.M. Smucker Co. (The)	12,188	1,563,964
Kraft Heinz Co. (The)	24,441	1,907,864
Pinnacle Foods, Inc.	5,031	215,780

		4,520,533

Hotels, Restaurants & Leisure — 1.9%
Carnival Corp.	24,193	1,164,409
McDonald’s Corp.	17,865	2,211,330
SeaWorld Entertainment, Inc.	37,657	717,743
Starbucks Corp.	7,095	431,163
Starwood Hotels & Resorts Worldwide, Inc.	8,864	551,695

		5,076,340

Independent Power & Renewable Electricity Producers — 0.4%
Abengoa Yield PLC (Spain)	30,958	524,738
NRG Yield, Inc. (Class A Stock)	12,879	159,700
NRG Yield, Inc. (Class C Stock)	25,894	342,836

		1,027,274

Industrial Conglomerates — 0.3%
General Electric Co.	23,750	691,125

Insurance — 0.2%
MetLife, Inc.	9,911	442,526

IT Services — 1.2%
Computer Sciences Corp.	40,946	1,313,138
CSRA, Inc.	32,196	862,209
Xerox Corp.	114,092	1,112,397

		3,287,744

Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.	4,628	611,174

Media — 0.3%
Time Warner, Inc.	12,717	895,785

Multiline Retail — 0.3%
Macy’s, Inc.	18,429	744,716

Multi-Utilities — 0.4%
NiSource, Inc.	18,549	389,714
PG&E Corp.	13,967	766,928

		1,156,642

Oil, Gas & Consumable Fuels — 4.2%
Antero Midstream Partners LP, MLP	10,196	202,493
Boardwalk Pipeline Partners LP, MLP	26,316	287,108
Buckeye Partners LP, MLP	11,691	680,884
Cheniere Energy Partners LP Holdings LLC	46,140	688,870
Cheniere Energy Partners LP, MLP	24,656	584,594
Columbia Pipeline Group, Inc.	34,552	640,940
Columbia Pipeline Partners LP, MLP	10,167	155,555
Dominion Midstream Partners LP, MLP	8,384	233,914
Enbridge Energy Partners LP, MLP	17,167	313,469
Energy Transfer Equity LP, MLP	16,684	144,817
Energy Transfer Partners LP, MLP	15,003	446,189
Enterprise Products Partners LP, MLP	19,786	473,083
EQT GP Holdings LP, MLP	5,382	116,251
EQT Midstream Partners LP, MLP	5,254	357,640
Euronav NV (Belgium)	36,247	436,776
NuStar Energy LP, MLP	4,947	160,431
Occidental Petroleum Corp.	7,085	487,661
ONEOK Partners LP, MLP	15,886	434,323
ONEOK, Inc.	8,259	205,732
Pembina Pipeline Corp. (Canada)	12,659	287,866
Phillips 66 Partners LP, MLP	5,744	325,570
Plains All American Pipeline LP, MLP	10,700	225,877
Plains GP Holdings LP, MLP (Class A Stock)	18,721	149,768

Rice Midstream Partners LP, MLP	28,751	310,223
Rose Rock Midstream LP, MLP	9,834	107,977
SemGroup Corp. (Class A Stock)	5,971	132,198
Shell Midstream Partners LP, MLP	7,469	265,598
Sunoco Logistics Partners LP, MLP	19,582	436,091
Sunoco LP, MLP	5,900	200,659
Tallgrass Energy GP LP, MLP	9,718	150,629
Tallgrass Energy Partners LP, MLP	18,449	636,675
Western Gas Equity Partners LP, MLP	2,612	70,628
Western Refining Logistics LP, MLP	14,569	352,424
Williams Cos., Inc. (The)	15,477	298,706
Williams Partners LP, MLP	7,340	161,627

		11,163,246

Pharmaceuticals — 1.4%
Bristol-Myers Squibb Co.	27,314	1,697,838
Endo International PLC(b)	14,069	780,408
Pfizer, Inc.	38,233	1,165,724

		3,643,970

Real Estate Investment Trusts (REITs) — 11.3%
Agellan Commercial Real Estate Investment Trust (Canada)	165,314	1,024,288
alstria office REIT-AG (Germany)(b)	25,430	316,804
Ascendas Real Estate Investment Trust (Singapore)	855,730	1,403,130
Cache Logistics Trust (Singapore)	2,091,663	1,280,817
CBL & Associates Properties, Inc.	105,958	1,139,049
Chesapeake Lodging Trust	30,479	765,632
Community Healthcare Trust, Inc.	73,896	1,368,554
Crown Castle International Corp.	9,785	843,467
CyrusOne, Inc.	29,951	1,103,694
Dexus Property Group (Australia)	52,225	275,451
Digital Realty Trust, Inc.	22,044	1,765,284
Empiric Student Property PLC (United Kingdom)	332,715	534,534
Eurocommercial Properties NV (Netherlands) CVA	6,357	277,872
First Potomac Realty Trust	57,710	564,981
GEO Group, Inc. (The)	27,227	805,375
Healthcare Realty Trust, Inc.	17,662	512,904
Investa Office Fund (Australia)	77,085	215,595
Keppel REIT (Singapore)	1,559,200	981,725
Lexington Realty Trust	154,324	1,131,195
Mapletree Commercial Trust (Singapore)	56,181	52,803
MFA Financial, Inc.	72,084	457,733
Mirvac Group (Australia)	235,406	321,427
National Retail Properties, Inc.	12,413	533,014
New York REIT, Inc.	29,782	306,159
NorthStar Realty Finance Corp.	82,018	973,554
Parkway Properties, Inc.	36,512	491,817
Physicians Realty Trust	50,166	856,334
Prologis Property Mexico SA de CV (Mexico)(b)	83,156	121,036
QTS Realty Trust, Inc. (Class A Stock)	12,706	587,017
Retail Properties of America, Inc. (Class A Stock)	40,166	622,975
Sabra Health Care REIT, Inc.	47,818	877,939
Senior Housing Properties Trust	103,684	1,501,344
Slate Retail REIT (Canada)	62,653	639,097
STAG Industrial, Inc.	57,311	970,275
Starwood Property Trust, Inc.	35,385	673,730
STORE Capital Corp.	25,805	639,706
Suntec Real Estate Investment Trust (Singapore)	249,359	278,516
Tier REIT, Inc.	40,409	621,086
Vicinity Centres (Australia)	305,932	636,911

Welltower, Inc.	6,681	415,692
WP GLIMCHER, Inc.	125,641	1,140,820

		30,029,336

Real Estate Management & Development — 0.2%
TLG Immobilien AG (Germany)	25,100	478,953

Software — 0.6%
Microsoft Corp.	27,979	1,541,363

Specialty Retail — 0.8%
GameStop Corp. (Class A Stock)	12,205	319,893
Home Depot, Inc. (The)	10,651	1,339,470
Lowe’s Cos., Inc.	7,862	563,391

		2,222,754

Tobacco — 1.2%
Philip Morris International, Inc.	17,958	1,616,400
Reynolds American, Inc.	31,152	1,556,042

		3,172,442

Wireless Telecommunication Services — 0.4%
Vodafone Group PLC (United Kingdom), ADR	36,890	1,187,858

TOTAL COMMON STOCKS (cost $91,966,960)		84,333,888

EXCHANGE TRADED FUNDS — 17.0%
PowerShares Preferred Portfolio ETF	2,034,423	30,150,149
SPDR Barclays Convertible Securities ETF	299,082	12,256,380
SPDR S&P 500 ETF Trust	15,000	2,908,050

TOTAL EXCHANGE TRADED FUNDS (cost $46,489,724)		45,314,579

PREFERRED STOCKS — 3.2%
Diversified Telecommunication Services — 0.4%
Frontier Communications Corp., CVT, Series A, 11.125%	9,900	884,862

Oil, Gas & Consumable Fuels — 0.1%
Anadarko Petroleum Corp., CVT, 7.500%	12,169	335,256

Pharmaceuticals — 0.1%
Allergan PLC, CVT, Series A, 5.500%	355	336,643

Real Estate Investment Trusts (REITs) — 2.6%
American Tower Corp., CVT, Series B, 5.500%	6,494	641,282
Boston Properties, Inc., 5.250%	13,168	339,076
Cedar Realty Trust, Inc., Series B, 7.250%	25,000	625,000
DDR Corp., Series K, 6.250%	25,742	650,500
Digital Realty Trust, Inc., Series I, 6.350%	39,881	1,001,412
Gramercy Property Trust, Series A, 7.125%(b)	39,139	981,215
Lasalle Hotel Properties, Series I, 6.375%	19,466	461,344
Pennsylvania Real Estate Investment Trust, Series A, 8.250%	31,780	818,653
STAG Industrial, Inc., Series B, 6.625%	20,220	503,074
Verieit, Inc., Series F, 6.700%	40,743	985,981

		7,007,537

TOTAL PREFERRED STOCKS (cost $8,819,925)		8,564,298

	Interest Rate		Maturity Date	Principal Amount (000)#
CORPORATE BONDS — 23.1%
Aerospace & Defense — 0.2%
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000%		07/15/23	150	145,500
TransDigm, Inc., Gtd. Notes	6.000%		07/15/22	150	147,000
TransDigm, Inc., Gtd. Notes	6.500%		07/15/24	125	122,188

					414,688

Airlines — 0.1%
UAL, Pass-Through Trust, Pass-Through Certificates, Series 2007	6.636%		07/02/22	296	313,236

Auto Manufacturer — 0.1%
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes	5.250%		04/15/23	200	186,500

Auto Parts & Equipment — 0.7%
American Axle & Manufacturing, Inc., Gtd. Notes	6.625%		10/15/22	25	25,000
American Axle & Manufacturing, Inc., Gtd. Notes	7.750%		11/15/19	150	159,375
Dana Holding Corp., Sr. Unsec’d. Notes	5.500%		12/15/24	100	89,812
Lear Corp., Gtd. Notes	5.250%		01/15/25	325	337,594
Meritor, Inc., Gtd. Notes	6.250%		02/15/24	200	156,625
Meritor, Inc., Gtd. Notes	6.750%		06/15/21	250	218,750
Nemark SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	5.500%		02/28/23	200	199,000
Omega US Sub. LLC, Sr. Unsec’d. Notes, 144A	8.750%		07/15/23	150	134,625
Schaeffler Finance BV (Germany), Sr. Sec’d. Notes, 144A	4.750%		05/15/23	200	194,000
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.750%		04/29/25	250	234,375

					1,749,156

Banks — 1.0%
Bank of America Corp., Jr. Sub. Notes	6.100	%(d)	12/31/49	300	305,010
Bank of America Corp., Jr. Sub. Notes	6.250	%(d)	12/31/49	75	75,000
BBVA Bancomer SA (Mexico), Sub. Notes, 144A	6.750%		09/30/22	200	215,300
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		08/15/22	225	227,537
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%		02/15/19	200	206,500
Citigroup, Inc., Jr. Sub. Notes	5.875	%(d)	12/31/49	100	97,125
Citigroup, Inc., Jr. Sub. Notes	5.950	%(d)	12/31/49	425	412,377
Citigroup, Inc., Jr. Sub. Notes	5.950	%(d)	12/31/49	100	98,250
ICICI Bank Ltd. (India), Jr. Sub. Notes, RegS	6.375	%(d)	04/30/22	100	100,765
JPMorgan Chase & Co., Jr. Sub. Notes	6.000	%(d)	12/31/49	25	24,953
JPMorgan Chase & Co., Jr. Sub. Notes	6.100	%(d)	12/31/49	250	251,250
JPMorgan Chase & Co., Jr. Sub. Notes	6.125	%(d)	12/31/49	25	25,086
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(d)	04/29/49	31	31,290
Oschadbank Via SSB #1 PLC (Ukraine), Sr. Unsec’d. Notes, RegS	9.625%		03/20/25	200	169,880
Wells Fargo & Co., Jr. Sub. Notes	5.900	%(d)	12/31/49	325	327,844

					2,568,167

Beverages — 0.1%
Constellation Brands, Inc., Gtd. Notes	4.750%		12/01/25	50	51,625
Cott Beverages, Inc. (Canada), Gtd. Notes	6.750%		01/01/20	200	206,000

					257,625

Building Materials — 0.7%
Builders FirstSource, Inc., Gtd. Notes, 144A	10.750%		08/15/23	175	163,844
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $101,750; purchased 03/25/15)(c)(e)	5.375%		11/15/24	100	98,500
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.700%		01/11/25	200	167,800
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	6.500%		12/10/19	200	188,750
GCP Applied Technologies, Inc., Gtd. Notes, 144A	9.500%		02/01/23	75	79,312

Griffon Corp., Gtd. Notes	5.250%	03/01/22	280	267,400
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes	6.125%	07/15/23	150	144,750
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $353,750; purchased 02/02/15 - 06/17/15)(c)(e)	7.500%	02/15/19	350	280,000
USG Corp., Sr. Unsec’d. Notes	9.750%	01/15/18	200	220,000
Votorantim Cimentos SA (Brazil), Gtd. Notes	7.250%	04/05/41	200	137,000

				1,747,356

Chemicals — 1.2%
A Schulman, Inc., Gtd. Notes, 144A	6.875%	06/01/23	175	157,500
Ashland, Inc., Sr. Unsec’d. Notes	6.875%	05/15/43	300	270,750
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holdings BV, Gtd. Notes, 144A	7.375%	05/01/21	150	157,406
Axiall Corp., Gtd. Notes	4.875%	05/15/23	100	94,125
Blue Cube Spinco, Inc., Gtd. Notes, 144A	9.750%	10/15/23	70	75,250
Blue Cube Spinco, Inc., Gtd. Notes, 144A	10.000%	10/15/25	125	135,000
Celanese US Holdings LLC, Gtd. Notes	5.875%	06/15/21	75	79,500
Chemours Co. (The), Sr. Unsec’d. Notes, 144A	6.625%	05/15/23	100	61,250
Chemours Co. (The), Sr. Unsec’d. Notes, 144A	7.000%	05/15/25	75	45,750
Chemtura Corp., Gtd. Notes	5.750%	07/15/21	288	285,840
Eagle Spinco, Inc., Gtd. Notes	4.625%	02/15/21	75	72,656
Hexion, Inc., Sr. Sec’d. Notes	6.625%	04/15/20	250	193,750
Hexion, Inc., Sr. Sec’d. Notes	10.000%	04/15/20	450	371,250
Hexion, Inc./Hexion Nova Scotia Finance ULC, Sec’d. Notes(c)	9.000%	11/15/20	200	76,000
Kissner Milling Co., Ltd. (Canada), Sr. Sec’d. Notes, 144A (original cost $127,813; purchased 06/18/15)(c)(e)	7.250%	06/01/19	125	110,625
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	6.750%	09/19/42	200	181,000
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A	6.500%	02/01/22	150	117,750
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A	10.375%	05/01/21	175	163,187
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A	6.500%	04/15/21	300	285,000
TPC Group, Inc., Sr. Sec’d. Notes, 144A (original cost $365,625; purchased 10/21/14 - 10/07/15)(c)(e)	8.750%	12/15/20	375	249,375
Tronox Finance LLC, Gtd. Notes	6.375%	08/15/20	100	61,750

				3,244,714

Commercial Services — 0.5%
Ahern Rentals, Inc., Sec’d. Notes, 144A	7.375%	05/15/23	75	54,750
Cimpress NV (Netherlands), Gtd. Notes, 144A	7.000%	04/01/22	225	213,187
Jurassic Holdings III, Inc., Sec’d. Notes, 144A (original cost $165,969; purchased 10/27/14 - 05/06/15)(c)(e)	6.875%	02/15/21	175	105,000
Laureate Education, Inc., Gtd. Notes, 144A	10.000%	09/01/19	500	273,750
NES Rentals Holdings, Inc., Sec’d. Notes, 144A (original cost $110,250; purchased 11/10/14 - 01/25/16)(c)(e)	7.875%	05/01/18	125	96,250
R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes	6.000%	04/01/24	100	84,500
R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes	6.500%	11/15/23	100	88,000
Team Health, Inc., Gtd. Notes, 144A	7.250%	12/15/23	50	52,250
United Rentals North America, Inc., Gtd. Notes	5.500%	07/15/25	75	66,938
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22	75	77,156
United Rentals North America, Inc., Gtd. Notes	8.250%	02/01/21	108	112,590

				1,224,371

Computers
IHS, Inc., Gtd. Notes	5.000%	11/01/22	50	50,000

Cosmetics/Personal Care
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A	4.625%	05/15/21	70	63,700

Distribution/Wholesale — 0.1%
American Tire Distributors, Inc., Sr. Sub. Notes, 144A	10.250%	03/01/22	100	83,000
Beacon Roofing Supply, Inc., Gtd. Notes, 144A	6.375%	10/01/23	125	128,906
H&E Equipment Services, Inc., Gtd. Notes	7.000%	09/01/22	175	160,125

				372,031

Diversified Financial Services — 0.4%
Ally Financial, Inc., Gtd. Notes	8.000%	03/15/20	100	112,000
CoreLogic, Inc., Gtd. Notes	7.250%	06/01/21	50	51,875
International Lease Finance Corp., Sr. Unsec’d. Notes	5.875%	08/15/22	300	310,500
International Lease Finance Corp., Sr. Unsec’d. Notes	8.625%	01/15/22	50	58,625
International Lease Finance Corp., Sr. Unsec’d. Notes	8.875%	09/01/17	50	53,500
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A	6.875%	03/15/20	125	107,813
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20	100	98,500
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	6.750%	12/15/19	50	49,500
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	7.250%	12/15/21	100	99,000
Springleaf Finance Corp., Gtd. Notes	6.000%	06/01/20	50	45,625
Springleaf Finance Corp., Gtd. Notes	8.250%	10/01/23	100	94,250

				1,081,188

Electric — 1.5%
AES Corp., Sr. Unsec’d. Notes	5.500%	04/15/25	300	269,250
AES Corp., Sr. Unsec’d. Notes	7.375%	07/01/21	175	180,250
Calpine Corp., Sr. Sec’d. Notes, 144A	7.875%	01/15/23	350	373,625
Calpine Corp., Sr. Unsec’d. Notes	5.375%	01/15/23	250	227,500
Calpine Corp., Sr. Unsec’d. Notes	5.500%	02/01/24	150	131,250
DPL, Inc., Sr. Unsec’d. Notes	6.750%	10/01/19	250	252,500
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21	25	23,813
Dynegy, Inc., Gtd. Notes	6.750%	11/01/19	325	313,625
Dynegy, Inc., Gtd. Notes	7.625%	11/01/24	900	792,000
GenOn Energy, Inc., Sr. Unsec’d. Notes	7.875%	06/15/17	225	180,000
GenOn Energy, Inc., Sr. Unsec’d. Notes	9.875%	10/15/20	275	187,000
Listrindo Capital BV (Indonesia), Gtd. Notes, RegS	6.950%	02/21/19	200	203,000
Mirant Mid-Atlantic, Series B, Pass-Through Trust, Pass-Through Certificates	9.125%	06/30/17	38	37,608
NRG Energy, Inc., Gtd. Notes	6.250%	07/15/22	225	185,625
NRG Energy, Inc., Gtd. Notes	6.250%	05/01/24	175	139,562
NRG Energy, Inc., Gtd. Notes	6.625%	03/15/23	50	41,375
NRG Energy, Inc., Gtd. Notes	7.625%	01/15/18	200	202,000
NRG REMA LLC, Pass-Through Certificates(c)	9.237%	07/02/17	18	18,096
NRG REMA LLC, Pass-Through Certificates	9.681%	07/02/26	225	220,500
Talen Energy Supply LLC, Sr. Unsec’d. Notes, 144A	4.625%	07/15/19	75	57,375

				4,035,954

Electrical Components & Equipment — 0.1%
Anixter, Inc., Gtd. Notes, 144A	5.500%	03/01/23	200	196,000
EnerSys, Gtd. Notes, 144A	5.000%	04/30/23	125	123,125

				319,125

Energy - Other
Range Resources Corp., Gtd. Notes	5.000%	08/15/22	25	19,500
Range Resources Corp., Gtd. Notes	5.000%	03/15/23	25	19,500

				39,000

Engineering & Construction — 0.2%
AECOM, Gtd. Notes	5.750%	10/15/22	200	202,250

AECOM, Gtd. Notes	5.875%	10/15/24	200	199,250
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, RegS (original cost $218,750; purchased 09/24/14)(c)(e)	7.125%	06/26/42	200	90,000

				491,500

Entertainment — 0.9%
AMC Entertainment, Inc., Gtd. Notes	5.750%	06/15/25	300	305,625
Carmike Cinemas, Inc., Sec’d. Notes, 144A	6.000%	06/15/23	75	77,719
CCM Merger, Inc., Gtd. Notes, 144A (original cost $397,478; purchased 09/26/14 - 11/17/15)(c)(e)	9.125%	05/01/19	375	386,250
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.250%	03/15/21	150	153,750
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23	250	245,625
Eldorado Resorts, Inc., Gtd. Notes, 144A	7.000%	08/01/23	375	369,375
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%	11/01/23	75	71,812
Isle of Capri Casinos, Inc., Gtd. Notes	5.875%	03/15/21	150	153,375
Penn National Gaming, Inc., Sr. Unsec’d. Notes	5.875%	11/01/21	250	241,875
Scientific Games International, Inc., Gtd. Notes(c)	6.625%	05/15/21	575	273,125
Scientific Games International, Inc., Gtd. Notes	10.000%	12/01/22	150	104,250

				2,382,781

Environmental Control — 0.2%
Clean Harbors, Inc., Gtd. Notes	5.125%	06/01/21	250	251,250
Covanta Holding Corp., Sr. Unsec’d. Notes	5.875%	03/01/24	150	130,875

				382,125

Food — 0.9%
Aramark Services, Inc., Gtd. Notes, 144A	5.125%	01/15/24	25	25,812
B&G Foods, Inc., Gtd. Notes	4.625%	06/01/21	100	99,750
Darling Ingredients, Inc., Gtd. Notes	5.375%	01/15/22	100	98,000
ESAL GmbH (Brazil), Gtd. Notes, 144A	6.250%	02/05/23	200	155,500
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500%	05/01/22	100	91,750
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	150	150,375
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $248,750; purchased 01/05/16)(c)(e)	7.250%	06/01/21	250	226,562
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $100,000; purchased 05/20/15)(c)(e)	5.750%	06/15/25	100	76,500
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $242,000; purchased 07/02/15 - 01/27/16)(c)(e)	5.875%	07/15/24	250	200,000
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.750%	03/15/25	25	24,063
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsec’d. Notes, 144A	5.875%	01/15/24	75	77,625
Post Holdings, Inc., Gtd. Notes	7.375%	02/15/22	25	26,344
Post Holdings, Inc., Gtd. Notes, 144A	6.000%	12/15/22	450	446,625
Post Holdings, Inc., Gtd. Notes, 144A	6.750%	12/01/21	100	104,610
Post Holdings, Inc., Gtd. Notes, 144A	8.000%	07/15/25	125	134,375
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000%	11/01/19	150	157,500
Smithfield Foods, Inc., Sr. Unsec’d. Notes	6.625%	08/15/22	75	78,844
SUPERVALU, Inc., Sr. Unsec’d. Notes	7.750%	11/15/22	125	106,250
TreeHouse Foods, Inc., Gtd. Notes, 144A	6.000%	02/15/24	50	51,437

				2,331,922

Forest Products & Paper
Tembec Industries, Inc. (Canada), Sr. Sec’d. Notes, 144A(c)	9.000%	12/15/19	150	94,875

Gas — 0.1%
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A (original cost $255,629; purchased 06/17/15)(c)(e)	6.375%	03/30/38	245	221,545

Healthcare-Products — 0.3%
Crimson Merger Sub., Inc., Sr. Unsec’d. Notes, 144A	6.625%	05/15/22	625	418,750
Greatbatch Ltd., Gtd. Notes, 144A	9.125%	11/01/23	175	171,938
Mallinckrodt International Finance SA, Gtd. Notes	4.750%	04/15/23	300	260,250

				850,938

Healthcare-Services — 1.6%
Acadia Healthcare Co., Inc., Gtd. Notes	5.625%	02/15/23	343	323,277
Centene Corp., Sr. Unsec’d. Notes	4.750%	05/15/22	125	120,000
CHS/Community Health Systems, Inc., Gtd. Notes	6.875%	02/01/22	500	452,500
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%	11/15/19	250	248,125
DaVita HealthCare Partners, Inc., Gtd. Notes	5.000%	05/01/25	125	122,969
HCA, Inc., Gtd. Notes	5.375%	02/01/25	970	980,912
HealthSouth Corp., Gtd. Notes	5.125%	03/15/23	25	24,250
HealthSouth Corp., Gtd. Notes	5.750%	11/01/24	200	197,418
HealthSouth Corp., Gtd. Notes, 144A	5.750%	11/01/24	75	74,032
Kindred Healthcare, Inc., Gtd. Notes	8.000%	01/15/20	250	228,125
Kindred Healthcare, Inc., Gtd. Notes	8.750%	01/15/23	25	22,375
LifePoint Health, Inc., Gtd. Notes	5.875%	12/01/23	75	77,812
MEDNAX, Inc., Gtd. Notes, 144A	5.250%	12/01/23	75	76,875
Molina Healthcare, Inc., Gtd. Notes, 144A	5.375%	11/15/22	50	49,875
Select Medical Corp., Gtd. Notes	6.375%	06/01/21	325	279,094
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20	775	744,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	06/15/23	325	300,625
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125%	04/01/22	25	25,063

				4,347,327

Holding Companies - Diversified — 0.2%
Argos Merger Sub., Inc., Sr. Unsec’d. Notes, 144A	7.125%	03/15/23	400	403,000
James Hardie International Finance Ltd. (Ireland), Gtd. Notes, 144A	5.875%	02/15/23	200	202,000

				605,000

Home Builders — 0.9%
Beazer Homes USA, Inc., Gtd. Notes	5.750%	06/15/19	50	44,000
Beazer Homes USA, Inc., Gtd. Notes	7.500%	09/15/21	75	60,000
Beazer Homes USA, Inc., Sr. Sec’d. Notes	6.625%	04/15/18	225	229,219
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.375%	05/15/25	75	63,188
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500%	12/15/20	125	113,125
CalAtlantic Group, Inc., Gtd. Notes	5.375%	10/01/22	150	151,125
CalAtlantic Group, Inc., Gtd. Notes	8.375%	01/15/21	200	228,500
D.R. Horton, Inc., Gtd. Notes	4.750%	02/15/23	100	99,750
KB Home, Gtd. Notes	7.250%	06/15/18	150	157,312
KB Home, Gtd. Notes	7.625%	05/15/23	50	47,000
Lennar Corp., Gtd. Notes	4.750%	05/30/25	100	95,500
M/I Homes, Inc., Gtd. Notes, 144A	6.750%	01/15/21	75	72,750
Meritage Homes Corp., Gtd. Notes	6.000%	06/01/25	50	48,750
Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A	5.875%	04/01/23	100	100,000
Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A	6.125%	04/01/25	225	224,914

Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.875%	04/15/23	425	397,375
WCI Communities, Inc., Gtd. Notes	6.875%	08/15/21	75	76,500
William Lyon Homes, Inc., Gtd. Notes	7.000%	08/15/22	200	192,000

				2,401,008

Household Products/Wares — 0.1%
Spectrum Brands, Inc., Gtd. Notes, 144A	5.750%	07/15/25	150	153,750

Housewares
Scotts Miracle-Gro Co. (The), Gtd. Notes, 144A	6.000%	10/15/23	100	104,500

Internet — 0.3%
Ancestry.com, Inc., Gtd. Notes	11.000%	12/15/20	200	212,000
Blue Coat Holdings, Inc., Sr. Unsec’d. Notes, 144A	8.375%	06/01/23	225	227,250
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes	6.375%	05/15/25	320	310,400

				749,650

Iron/Steel — 0.1%
AK Steel Corp., Gtd. Notes	7.625%	10/01/21	75	27,188
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	10.850%	06/01/19	250	232,500
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Gtd. Notes, 144A (original cost $120,156; purchased 12/22/14)(c)(e)	6.375%	05/01/22	125	103,750

				363,438

Leisure Time — 0.1%
ClubCorp Club Operations, Inc., Gtd. Notes, 144A	8.250%	12/15/23	125	119,375
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $50,000; purchased 05/05/15)(c)(e)	6.250%	05/15/25	50	41,750
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $111,875; purchased 03/30/15)(c)(e)	8.500%	10/15/22	100	92,750

				253,875

Lodging — 0.8%
Boyd Gaming Corp., Gtd. Notes	6.875%	05/15/23	325	329,875
Boyd Gaming Corp., Gtd. Notes	9.000%	07/01/20	300	316,500
Felcor Lodging LP, Gtd. Notes	6.000%	06/01/25	220	222,200
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A	8.500%	12/01/21	350	339,500
Interval Acquisition Corp., Gtd. Notes, 144A	5.625%	04/15/23	75	74,625
MGM Resorts International, Gtd. Notes	6.625%	12/15/21	300	308,250
MGM Resorts International, Gtd. Notes	6.750%	10/01/20	50	52,000
MGM Resorts International, Gtd. Notes	8.625%	02/01/19	50	55,500
Station Casinos LLC, Gtd. Notes	7.500%	03/01/21	100	103,000
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A (original cost $284,000; purchased 10/01/14 - 01/22/16)(c)(e)	6.375%	06/01/21	300	270,750

				2,072,200

Machinery-Construction & Mining — 0.1%
Terex Corp., Gtd. Notes	6.000%	05/15/21	50	45,000
Terex Corp., Gtd. Notes	6.500%	04/01/20	100	95,500
Vander Intermediate Holding II Corp., Sr. Unsec’d. Notes, 144A	9.750%	02/01/19	25	12,063

				152,563

Machinery-Diversified — 0.2%
ATS Automation Tooling Systems, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.500%	06/15/23	275	279,813

Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875%	12/01/17	150	160,575
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $81,469; purchased 10/6/14)(c)(e)	8.750%	12/15/19	75	70,500

				510,888

Media — 2.0%
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.375%	07/15/23	250	251,250
Altice US Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A	7.750%	07/15/25	200	179,000
Cable One, Inc., Gtd. Notes, 144A	5.750%	06/15/22	75	75,750
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.750%	01/15/24	200	205,750
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.375%	05/01/25	50	49,500
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.875%	05/01/27	425	418,625
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Sec’d. Notes, 144A	7.750%	07/15/25	200	183,000
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	305	274,500
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	75	67,500
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20	100	96,625
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22	47	41,830
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22	100	92,625
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	7.625%	03/15/20	100	79,000
Columbus International, Inc. (Barbados), Gtd. Notes, RegS (original cost $211,700; purchased 10/01/14)(c)(e)	7.375%	03/30/21	200	200,500
CSC Holdings LLC, Sr. Unsec’d. Notes	7.875%	02/15/18	350	368,375
DISH DBS Corp., Gtd. Notes	6.750%	06/01/21	250	255,000
Entercom Radio LLC, Gtd. Notes	10.500%	12/01/19	200	204,000
Gray Television, Inc., Gtd. Notes	7.500%	10/01/20	100	103,125
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	6.375%	04/01/23	155	150,350
Midcontinent Communications & Midcontinent Finance Corp., Gtd. Notes, 144A	6.875%	08/15/23	75	75,750
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000%	04/15/22	200	201,750
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750%	01/15/23	400	402,500
Sinclair Television Group, Inc., Gtd. Notes	6.375%	11/01/21	175	180,250
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.625%	08/01/24	25	24,312
TEGNA, Inc., Gtd. Notes	6.375%	10/15/23	200	211,000
Tribune Media Co., Gtd. Notes, 144A	5.875%	07/15/22	300	299,250
Unitymedia GmbH (Germany), Sr. Sec’d. Notes, 144A	6.125%	01/15/25	200	203,040
Univision Communications, Inc., Sr. Sec’d. Notes, 144A (original cost $152,250; purchased 04/16/15)(c)(e)	5.125%	02/15/25	150	142,125
VTR Finance BV (Chile), Sr. Sec’d. Notes, 144A	6.875%	01/15/24	200	186,500

				5,222,782

Mining — 0.2%
Alcoa, Inc., Sr. Unsec’d. Notes	5.125%	10/01/24	200	164,000
Compass Minerals International, Inc., Gtd. Notes, 144A	4.875%	07/15/24	100	91,500
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.500%	11/01/20	100	85,000
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.875%	11/01/22	175	141,313
New Gold, Inc. (Canada), Gtd. Notes, 144A	6.250%	11/15/22	50	37,375

New Gold, Inc. (Canada), Gtd. Notes, 144A	7.000%	04/15/20	125	104,375

				623,563

Miscellaneous Manufacturing — 0.1%
Amsted Industries, Inc., Gtd. Notes, 144A (original cost $166,415; purchased 06/22/15)(c)(e)	5.000%	03/15/22	166	164,340
Koppers, Inc., Gtd. Notes	7.875%	12/01/19	155	153,450

				317,790

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%	12/01/24	325	338,202

Oil & Gas — 0.6%
Bonanza Creek Energy, Inc., Gtd. Notes	6.750%	04/15/21	50	19,625
California Resources Corp., Gtd. Notes	6.000%	11/15/24	115	21,850
California Resources Corp., Sec’d. Notes, 144A	8.000%	12/15/22	308	122,430
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	7.000%	08/15/21	215	182,750
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	09/15/23	25	21,813
Halcon Resources Corp., Sec’d. Notes, 144A	8.625%	02/01/20	50	31,500
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A (original cost $150,000; purchased 05/20/15)(c)(e)	5.750%	10/01/25	150	117,375
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.375%	01/30/23	50	25,595
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.500%	03/15/21	125	70,937
Memorial Resource Development Corp., Gtd. Notes	5.875%	07/01/22	175	131,250
Newfield Exploration Co., Sr. Unsec’d. Notes	5.375%	01/01/26	75	60,375
Pacific Exploration and Production Corp. (Colombia), Gtd. Notes, 144A	5.375%	01/26/19	200	25,500
Rice Energy, Inc., Gtd. Notes	7.250%	05/01/23	50	38,375
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%	11/14/22	200	186,198
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	5.500%	08/01/20	100	93,750
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	6.375%	04/01/23	125	115,312
Triangle USA Petroleum Corp., Gtd. Notes, 144A(c)	6.750%	07/15/22	75	12,750
Western Refining, Inc., Gtd. Notes	6.250%	04/01/21	300	273,000
WPX Energy, Inc., Sr. Unsec’d. Notes	6.000%	01/15/22	175	101,500
WPX Energy, Inc., Sr. Unsec’d. Notes	8.250%	08/01/23	100	64,000

				1,715,885

Oil & Gas Services
Western Refining Logistics LP/WNRL Finance Corp., Gtd. Notes	7.500%	02/15/23	50	45,500

Packaging & Containers — 0.8%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250%	04/15/19	100	100,875
Ardagh Finance Holdings SA (Luxembourg), Sr. Unsec’d. Notes, 144A	8.625%	06/15/19	566	520,883
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	9.125%	10/15/20	200	201,250
Ball Corp., Gtd. Notes	4.375%	12/15/20	100	103,594
Coveris Holdings SA (Luxembourg), Gtd. Notes, 144A	7.875%	11/01/19	200	158,000
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19	125	139,062
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	5.875%	08/15/23	50	49,063
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.375%	08/15/25	50	49,250
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A	9.500%	08/15/19	150	138,000
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $249,875; purchased 01/22/15 - 11/04/15)(c)(e)	6.500%	10/01/21	250	239,375

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Gtd. Notes	9.875%	08/15/19	100	97,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Sr. Sec’d. Notes	6.875%	02/15/21	300	310,500
Sealed Air Corp., Gtd. Notes, 144A	4.875%	12/01/22	25	25,172

				2,132,774

Pharmaceuticals — 0.3%
Endo Finance LLC, Gtd. Notes, 144A	5.750%	01/15/22	200	199,000
Grifols Worldwide Operations Ltd. (Spain), Gtd. Notes	5.250%	04/01/22	200	203,020
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.500%	03/01/23	25	22,063
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.125%	04/15/25	375	337,031
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.750%	08/15/18	150	149,344

				910,458

Pipelines — 0.3%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes, 144A	6.250%	04/01/23	75	45,563
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.000%	05/15/23	200	152,000
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.750%	08/01/22	175	143,500
MPLX LP, Gtd. Notes, 144A	4.875%	12/01/24	50	39,024
MPLX LP, Gtd. Notes, 144A	4.875%	06/01/25	50	39,052
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $159,375; purchased 05/27/15)(c)(e)	6.000%	01/15/19	150	141,000
Rose Rock Midstream LP/Rose Rock Finance Corp., Gtd. Notes	5.625%	11/15/23	25	13,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.875%	02/01/21	25	21,625
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A	6.750%	03/15/24	100	82,500

				677,764

Real Estate
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A (original cost $50,000; purchased 11/10/14)(c)(e)	8.250%	12/01/22	50	51,375

Real Estate Investment Trusts (REITs) — 0.4%
DuPont Fabros Technology LP, Gtd. Notes	5.875%	09/15/21	250	257,500
Equinix, Inc., Sr. Unsec’d. Notes	5.875%	01/15/26	150	155,250
ESH Hospitality, Inc., Gtd. Notes, 144A	5.250%	05/01/25	50	48,156
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	6.375%	02/15/22	200	203,000
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/21	200	202,500
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%	06/01/23	50	50,125

				916,531

Retail — 0.9%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	6.000%	04/01/22	75	78,281
AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes	6.750%	05/20/20	75	74,250
Caleres, Inc., Gtd. Notes	6.250%	08/15/23	125	123,438
CEC Entertainment, Inc., Gtd. Notes	8.000%	02/15/22	100	86,500

Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000%	03/15/19	100	59,750
CST Brands, Inc., Gtd. Notes	5.000%	05/01/23	200	199,500
Dollar Tree, Inc., Gtd. Notes, 144A	5.750%	03/01/23	175	184,406
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500%	10/15/20	100	103,000
Ferrellgas LP/Ferrellgas Finance Corp., Gtd. Notes, 144A	6.750%	06/15/23	50	38,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20	150	136,500
Landry’s, Inc., Gtd. Notes, 144A (original cost $365,839; purchased 10/28/14 - 03/03/15)(c)(e)	9.375%	05/01/20	342	361,237
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A	8.000%	10/15/21	575	431,250
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A	10.250%	06/30/20	125	97,500
Rite Aid Corp., Gtd. Notes, 144A	6.125%	04/01/23	250	263,750
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625%	12/01/25	50	51,625
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	7.375%	08/01/21	30	29,400
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A (original cost $75,000; purchased 05/29/15)(c)(e)	8.000%	06/15/22	75	71,250

				2,389,637

Semiconductors — 0.4%
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	6.000%	01/15/22	70	73,325
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250%	08/01/23	235	190,350
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250%	01/15/24	100	81,250
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.625%	01/15/26	350	271,250
Microsemi Corp., Gtd. Notes, 144A	9.125%	04/15/23	50	52,625
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625%	06/15/22	200	194,500
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	5.000%	10/01/25	325	312,812

				1,176,112

Software — 1.1%
Audatex North America, Inc., Gtd. Notes, 144A	6.000%	06/15/21	350	352,625
Audatex North America, Inc., Gtd. Notes, 144A	6.125%	11/01/23	98	98,735
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	07/15/21	685	419,562
Emdeon, Inc., Gtd. Notes	11.000%	12/31/19	275	286,000
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23	850	856,375
Infor Software Parent LLC/Infor Software Parent, Inc., Gtd. Notes, PIK, 144A (original cost $50,000; purchased 03/16/15)(c)(e)	7.125%	05/01/21	50	35,625
Infor US, Inc., Gtd. Notes, 144A (original cost $601,157; purchased 03/18/15 - 08/18/15)(c)(e)	6.500%	05/15/22	600	523,500
Informatica LLC, Sr. Unsec’d. Notes, 144A	7.125%	07/15/23	200	179,000
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%	08/15/20	150	150,000

				2,901,422

Telecommunications — 1.9%
Aegis Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	10.250%	02/15/23	75	71,063
Avaya, Inc., Sec’d. Notes, 144A(c)	10.500%	03/01/21	265	66,250
Bharti Airtel International Netherlands BV (India), Gtd. Notes, RegS	5.125%	03/11/23	200	205,700
CenturyLink, Inc., Sr. Unsec’d. Notes	5.625%	04/01/20	100	98,125
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, 144A	6.625%	06/01/20	275	280,500
CommScope Technologies Finance LLC, Sr. Unsec’d. Notes, 144A	6.000%	06/15/25	475	461,937
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes	6.375%	11/15/22	375	380,625
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750%	03/01/23	200	172,000
Digicel Ltd. (Jamaica), Sr. Unsec’d. Notes, RegS	6.000%	04/15/21	200	174,250
Frontier Communications Corp., Sr. Unsec’d. Notes	8.750%	04/15/22	125	112,500
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500%	08/01/23	200	159,500
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	04/01/19	200	181,500

Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	7.750%	06/01/21	85	36,975
Level 3 Financing, Inc., Gtd. Notes, 144A	5.375%	01/15/24	200	202,000
Sprint Corp., Gtd. Notes	7.250%	09/15/21	500	360,000
Sprint Corp., Gtd. Notes	7.625%	02/15/25	580	396,212
T-Mobile USA, Inc., Gtd. Notes	6.500%	01/15/26	425	425,000
T-Mobile USA, Inc., Gtd. Notes	6.625%	04/01/23	250	255,625
TBG Global Pte Ltd. (Indonesia), Gtd. Notes, RegS	4.625%	04/03/18	200	194,032
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, 144A	5.303%	05/30/24	200	195,000
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375%	01/15/25	200	192,000
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, RegS	9.125%	04/30/18	100	108,145
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A	6.500%	04/30/20	200	206,000
Windstream Services LLC, Gtd. Notes	7.875%	11/01/17	231	241,395

				5,176,334

Textiles — 0.1%
Springs Industries, Inc., Sr. Sec’d. Notes	6.250%	06/01/21	350	344,750

Transportation — 0.2%
OPE KAG Finance Sub, Inc., Sr. Unsec’d. Notes, 144A	7.875%	07/31/23	200	195,250
XPO Logistics, Inc., Gtd. Notes, 144A	6.500%	06/15/22	250	223,750
XPO Logistics, Inc., Sr. Unsec’d. Notes, 144A	7.875%	09/01/19	75	74,813

				493,813

TOTAL CORPORATE BONDS (cost $68,072,194)				61,571,388

FOREIGN AGENCIES — 3.2%
Banco de Costa Rica (Costa Rica), Gov’t. Gtd. Notes, RegS	5.250%	08/12/18	200	198,300
Banque Centrale de Tunisie International Bond (Tunisia), Sr. Unsec’d. Notes, RegS	5.750%	01/30/25	200	166,016
Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes, RegS	5.477%	07/24/23	134	114,458
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, RegS	5.750%	02/14/42	200	183,000
Corp. Nacional del Cobre de Chile (Chile), Sr. Unsec’d. Notes, RegS	4.875%	11/04/44	200	167,203
Eskom Holdings SOC Ltd. (South Africa), Sr. Unsec’d. Notes, RegS	5.750%	01/26/21	400	348,415
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.000%	09/23/21	200	197,560
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, RegS	8.625%	04/28/34	85	94,886
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, RegS	9.250%	04/23/19	405	448,748
Kazakhstan Temir Zholy Finance BV (Kazakhstan), Gtd. Notes, RegS	6.375%	10/06/20	200	191,900
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, RegS	7.000%	05/05/20	450	453,375
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, RegS	6.375%	04/09/21	200	195,710
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, RegS	9.125%	07/02/18	450	479,925
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	01/20/20	900	1,004,400
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	8.000%	08/07/19	100	112,100

National Savings Bank (Sri Lanka), Sr. Unsec’d. Notes, RegS	8.875%		09/18/18		200	204,750
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, RegS	6.500%		05/27/41		200	173,481
Petroleos de Venezuela SA (Venezuela), Gtd. Notes, RegS	5.375%		04/12/27		625	181,250
Petroleos de Venezuela SA (Venezuela), Gtd. Notes, RegS	6.000%		05/16/24		500	147,500
Petroleos de Venezuela SA (Venezuela), Gtd. Notes, RegS	8.500%		11/02/17		720	296,928
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%		01/21/21		410	403,338
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%		06/27/44		240	180,912
Petroleos Mexicanos (Mexico), Gtd. Notes	6.000%		03/05/20		30	30,525
Petroleos Mexicanos (Mexico), Gtd. Notes	6.500%		06/02/41		150	127,800
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	6.875%		08/04/26		80	80,866
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, RegS	6.299%		05/15/17		100	101,008
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, RegS	7.750%		05/29/18		120	125,564
Sinopec Group Overseas Development 2012 Ltd. (China), Gtd. Notes, RegS	3.900%		05/17/22		400	413,809
Sinopec Group Overseas Development 2012 Ltd. (China), Gtd. Notes, RegS	4.875%		05/17/42		400	419,078
State Oil Co. of the Azerbaijan Republic (Azerbaijan), Sr. Unsec’d. Notes	4.750%		03/13/23		200	164,152
Three Gorges Finance I Cayman Islands Ltd. (China), Gtd. Notes, 144A	3.700%		06/10/25		200	208,572
Trade & Development Bank of Mongolia LLC (Mongolia), Gov’t. Gtd. Notes, RegS	9.375%		05/19/20		200	177,522
Ukreximbank Via Biz Finance PLC (Ukraine), Sr. Unsec’d. Notes, RegS	9.625%		04/27/22		200	175,400
Vnesheconombank Via VEB Finance PLC (Russia), Sr. Unsec’d. Notes, RegS	5.450%		11/22/17		100	100,044
Vnesheconombank Via VEB Finance PLC (Russia), Sr. Unsec’d. Notes, RegS	6.902%		07/09/20		250	249,175
VTB Bank OJSC Via VTB Capital SA (Russia), Sr. Unsec’d. Notes, RegS	6.875%		05/29/18		100	104,568
YPF SA (Argentina), Sr. Unsec’d. Notes, RegS	8.875%		12/19/18		100	102,000
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.875%		12/19/18		50	51,000

TOTAL FOREIGN AGENCIES (cost $9,497,631)						8,575,238

FOREIGN GOVERNMENT BONDS — 12.9%
Arab Republic of Egypt (Egypt), Sr. Unsec’d. Notes, 144A	5.875%		06/11/25		200	166,787
Argentina Bonar Bonds (Argentina), Bonds	7.000%		04/17/17		1,000	1,005,584
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes(f)	2.260	%(d)	12/31/38	EUR	200	121,871
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes(f)	2.500	%(d)	12/31/38		180	109,800
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes(f)	7.820%		12/31/33	EUR	138	154,663
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes(f)	8.280%		12/31/33		631	709,782
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes(f)	8.750%		06/02/17		75	84,750
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	4.875%		01/22/21		900	859,500
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.625%		01/07/41		150	112,500
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	8.250%		01/20/34		318	321,180

City of Buenos Aires Argentina (Argentina), Sr. Unsec’d. Notes, RegS	8.950%	02/19/21	200	211,000
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	6.125%	01/18/41	255	237,150
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	7.375%	09/18/37	340	357,850
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	8.125%	05/21/24	100	117,750
Costa Rica Government International Bond (Costa Rica), Sr. Unsec’d. Notes, RegS	4.250%	01/26/23	400	353,000
Costa Rica Government International Bond (Costa Rica), Sr. Unsec’d. Notes, RegS	7.158%	03/12/45	200	168,000
Croatia Government International Bond (Croatia), Sr. Unsec’d. Notes, RegS	6.375%	03/24/21	300	325,200
Croatia Government International Bond (Croatia), Sr. Unsec’d. Notes, RegS	6.625%	07/14/20	285	310,935
Croatia Government International Bond (Croatia), Sr. Unsec’d. Notes, RegS	6.750%	11/05/19	800	871,280
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, RegS	5.500%	01/27/25	100	94,000
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, RegS	5.875%	04/18/24	200	193,000
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, RegS	7.450%	04/30/44	550	530,750
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, RegS	7.500%	05/06/21	745	787,837
Ecuador Government International Bond (Ecuador), Unsec’d. Notes, RegS	7.950%	06/20/24	400	277,000
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, RegS	6.875%	04/30/40	100	79,572
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes, RegS	7.375%	12/01/19	105	101,194
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes, RegS	7.625%	02/01/41	300	232,875
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes, RegS	7.750%	01/24/23	300	279,375
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes, RegS	8.250%	04/10/32	80	69,800
Georgia Government International Bond (Georgia), Unsec’d. Notes, RegS	6.875%	04/12/21	200	207,008
Guatemala Government Bond (Guatemala), Sr. Unsec’d. Notes, RegS	5.750%	06/06/22	200	206,000
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%	02/21/23	508	555,346
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%	03/25/24	222	244,569
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.750%	11/22/23	200	224,266
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%	03/29/21	582	659,551
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%	03/29/41	256	349,120
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	3.375%	04/15/23	200	189,248
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.125%	01/15/25	250	244,937
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%	05/05/21	250	262,418

Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.950%	01/08/46		200	206,987
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	6.750%	01/15/44		320	348,874
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	7.750%	01/17/38		200	237,810
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	8.250%	07/15/21	IDR	1,100,000	79,788
Ivory Coast Government International Bond (Cote D’lvoire), Sr. Unsec’d. Notes, 144A	5.750%	12/31/32		150	130,041
Ivory Coast Government International Bond (Cote D’lvoire), Sr. Unsec’d. Notes, RegS	5.750%	12/31/32		350	303,429
Ivory Coast Government International Bond (Cote D’lvoire), Sr. Unsec’d. Notes, RegS	6.375%	03/03/28		200	176,216
Jamaica Government International Bond (Jamaica), Sr. Unsec’d. Notes	7.625%	07/09/25		200	211,500
Kazakhstan Government International Bond (Kazakhstan), Sr. Unsec’d. Notes, 144A	6.500%	07/21/45		200	194,040
Kenya Government International Bond (Kenya), Sr. Unsec’d. Notes, MTN, RegS	5.875%	06/24/19		600	568,320
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, RegS	5.450%	11/28/19		20	19,545
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, MTN	6.375%	03/09/20		400	399,220
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, MTN, RegS	6.600%	11/27/26		200	192,858
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, MTN, RegS	8.250%	04/12/21		420	450,870
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, RegS	6.125%	03/09/21		200	231,750
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, RegS	6.625%	02/01/22		200	241,449
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, RegS	7.375%	02/11/20		100	118,250
Mexican Bonos (Mexico), Bonds	6.500%	06/09/22	MXN	710	40,916
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	6.050%	01/11/40		100	107,625
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	6.750%	09/27/34		450	543,375
Mongolia Government International Bond (Mongolia), Sr. Unsec’d. Notes, RegS	4.125%	01/05/18		400	349,000
Morocco Government International Bond (Morocco), Sr. Unsec’d. Notes, RegS	4.250%	12/11/22		200	201,032
Nigeria Government International Bond (Nigeria), Bonds, RegS	6.750%	01/28/21		200	187,832
Pakistan Government International Bond (Pakistan), Sr. Unsec’d. Notes, RegS	6.875%	06/01/17		300	306,926
Pakistan Government International Bond (Pakistan), Sr. Unsec’d. Notes, RegS	7.250%	04/15/19		300	305,606
Pakistan Government International Bond (Pakistan), Sr. Unsec’d. Notes, RegS	8.250%	09/30/25		200	202,229
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.300%	04/29/53		250	213,125
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	5.200%	01/30/20		100	108,500
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	6.700%	01/26/36		100	119,500
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	7.125%	01/29/26		450	555,750
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	9.375%	04/01/29		100	144,250

Perusahaan Penerbit SBSN Indonesia III (Indonesia), Gov’t. Gtd. Notes, 144A	4.325%	05/28/25		200	194,522
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	5.625%	11/18/50		155	160,037
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	6.550%	03/14/37		450	518,625
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	7.350%	07/21/25		200	251,000
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	6.375%	01/15/32		200	266,622
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	7.750%	01/14/31		460	671,845
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	5.000%	03/23/22		645	712,738
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	5.125%	04/21/21		40	44,300
Republic of Angola Via Northern Lights III BV (Angola), Sr. Unsec’d. Notes, RegS	7.000%	08/16/19		234	220,312
Republic of Armenia (Armenia), Sr. Unsec’d. Notes, RegS	6.000%	09/30/20		200	192,040
Republic of Belarus (Belarus), Sr. Unsec’d. Notes	8.950%	01/26/18		200	204,966
Republic of Gabon (Gabon), Bonds, RegS	8.200%	12/12/17		200	196,770
Republic of Ghana (Ghana), Sr. Unsec’d. Notes, 144A	8.125%	01/18/26		200	143,224
Republic of Ghana (Ghana), Sr. Unsec’d. Notes, RegS	8.500%	10/04/17		300	275,820
Republic of Honduras (Honduras), Sr. Unsec’d. Notes, RegS	8.750%	12/16/20		200	216,000
Republic of Iraq (Iraq), Unsec’d. Notes, RegS	5.800%	01/15/28		250	157,975
Republic of Paraguay, Sr. Unsec’d. Notes, RegS	6.100%	08/11/44		200	193,000
Republic of Serbia (Serbia), Bonds, RegS	4.875%	02/25/20		400	407,356
Republic of Serbia (Serbia), Sr. Unsec’d. Notes, RegS	7.250%	09/28/21		200	224,224
Republic of Serbia (Serbia), Unsec’d. Notes, RegS	5.875%	12/03/18		260	272,350
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	3.875%	10/29/35	EUR	170	187,048
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS	4.375%	08/22/23		310	325,937
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS	6.125%	01/22/44		240	283,800
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS	6.750%	02/07/22		402	474,983
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, RegS	5.000%	04/29/20		400	414,930
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, RegS	5.875%	09/16/43		200	195,409
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, RegS	12.750%	06/24/28		370	587,726
Senegal Goverment International Bond (Senegal), Sr. Unsec’d. Notes, RegS	8.750%	05/13/21		200	209,950
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.250%	02/18/24		200	222,750
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.500%	10/26/22		200	225,223
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	5.500%	03/09/20		100	103,575
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	5.875%	05/30/22		150	158,265
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	6.250%	03/08/41		100	102,350
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes, RegS	6.250%	10/04/20		430	412,136
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes, RegS	6.250%	07/27/21		230	216,492
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes, 144A	6.850%	11/03/25		200	181,980

Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625%		03/30/21	550	585,145
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.000%		01/14/41	200	206,625
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.750%		04/03/18	200	214,848
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.750%		05/30/40	100	112,654
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.875%		03/17/36	186	210,883
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		03/11/19	100	109,561
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		06/05/20	170	189,938
Ukraine Government International Bond (Ukraine), Unsec’d. Notes, 144A	3.309	%(g)	05/31/40	125	46,937
Ukraine Government International Bond (Ukraine), Unsec’d. Notes, 144A	7.750%		09/01/19	300	282,600
Ukraine Government International Bond (Ukraine), Unsec’d. Notes, 144A	7.750%		09/01/20	606	569,337
Ukraine Government International Bond (Ukraine), Unsec’d. Notes, 144A	7.750%		09/01/21	104	96,668
Ukraine Government International Bond (Ukraine), Unsec’d. Notes, 144A	7.750%		09/01/22	104	96,928
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.500%		08/14/24	280	284,200
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	5.100%		06/18/50	255	220,575
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	7.625%		03/21/36	300	366,000
Uruguay Government International Bond (Uruguay), Unsec’d. Notes	8.000%		11/18/22	100	123,875
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes, RegS	7.000%		03/31/38	620	199,950
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes, RegS	7.750%		10/13/19	275	92,812
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes, RegS	9.000%		05/07/23	100	34,000
Vietnam Government International Bond (Vietnam), Sr. Unsec’d. Notes, RegS	6.750%		01/29/20	220	239,618
Zambia Government International Bond (Zambia), Sr. Unsec’d. Notes, RegS	8.500%		04/14/24	200	142,924
Zambia Government International Bond (Zambia), Unsec’d. Notes, RegS	5.375%		09/20/22	200	132,878

TOTAL FOREIGN GOVERNMENT BONDS (cost $36,134,406)					34,268,297

U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Notes(h)(i) (cost $808,212)	2.250%		11/15/24	800	823,969

TOTAL LONG-TERM INVESTMENTS (cost $278,573,210)					259,742,756

	Shares
SHORT-TERM INVESTMENT — 2.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $7,219,955)(a)	7,219,955	7,219,955

TOTAL INVESTMENTS — 100.1% (cost $285,793,165)(j)		266,962,711
Liabilities in excess of other assets(k) — (0.1)%		(149,483)

NET ASSETS — 100.0%		$266,813,228

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ADR	American Depositary Receipt
CDS	Credit Default Swap
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
ETF	Exchange Traded Fund
MLP	Master Limited Partnership
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.

(b)	Non-income producing security.
(c)	Indicates a security or securities that have been deemed illiquid.
(d)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2016.
(e)	Indicates a restricted security; the aggregate original cost of the restricted securities is $5,566,875. The aggregate value of $4,767,809 is approximately 1.8% of net assets.
(f)	Represents issuer in default on interest payments. Non-income producing security. Such securities may be post maturity.
(g)	Rates shown are the effective yields at purchase date.
(h)	Represents a security, or a portion thereof, segregated as collateral for futures contracts.
(i)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$288,157,755

Appreciation	5,107,161
Depreciation	(26,302,206)

Net Unrealized Depreciation	$(21,195,045)

The book basis may differ from tax basis due to certain tax-related adjustments.

(k)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at January 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2016	Unrealized Appreciation (Depreciation)(1)(2)
	Long Positions:
5	5 Year U.S. Treasury Notes	Mar. 2016	$599,687	$603,359	$3,672
10	10 Year U.S. Treasury Notes	Mar. 2016	1,223,828	1,259,781	35,953

					39,625

	Short Position:
6	10 Year U.S. Treasury Notes	Mar. 2016	766,156	777,469	(11,313)

					$28,312

(1)	A U.S. Treasury security with a market value of $123,595 and cash of $100,000 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at January 31, 2016.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2016.

Forward foreign currency exchange contracts outstanding at January 31, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Chilean Peso, expiring 02/08/16	Bank of America	CLP	152,590	$216,256	$213,672	$(2,584)
expiring 02/08/16	Citigroup Global Markets	CLP	128,154	181,316	179,454	(1,862)
expiring 02/08/16	Citigroup Global Markets	CLP	126,703	181,419	177,422	(3,997)
expiring 02/08/16	Goldman Sachs & Co.	CLP	49,153	69,710	68,829	(881)
expiring 02/08/16	JPMorgan Chase	CLP	126,616	177,932	177,301	(631)
Colombian Peso, expiring 02/08/16	JPMorgan Chase	COP	333,489	108,100	101,503	(6,597)
Czech Koruna, expiring 04/22/16	Citigroup Global Markets	CZK	4,523	182,931	181,707	(1,224)

Euro, expiring 04/28/16	Citigroup Global Markets	EUR	315	345,625	341,898	(3,727)
Indian Rupee, expiring 04/07/16	UBS AG	INR	9,623	142,174	140,076	(2,098)
Indonesian Rupiah, expiring 04/08/16	Citigroup Global Markets	IDR	2,403,801	169,700	172,069	2,369
Israel Shekel, expiring 04/20/16	JPMorgan Chase	ILS	232	58,825	58,672	(153)
Mexican Peso, expiring 04/22/16	JPMorgan Chase	MXN	9,738	519,785	533,776	13,991
New Taiwanese Dollar, expiring 02/25/16	Barclays Capital Group	TWD	21,065	625,996	631,898	5,902
expiring 04/26/16	Barclays Capital Group	TWD	5,315	158,195	159,560	1,365
Polish Zloty, expiring 04/22/16	Bank of America	PLN	614	148,824	150,288	1,464
Russian Ruble, expiring 04/20/16	Bank of America	RUB	26,703	332,084	345,776	13,692
Singapore Dollar, expiring 04/26/16	Citigroup Global Markets	SGD	272	190,400	190,729	329
expiring 04/26/16	Citigroup Global Markets	SGD	271	189,700	189,778	78
South Korean Won, expiring 02/12/16	Bank of America	KRW	353,059	292,606	294,383	1,777
expiring 02/12/16	Barclays Capital Group	KRW	377,469	324,984	314,736	(10,248)
expiring 02/12/16	Credit Suisse First Boston Corp.	KRW	387,446	327,650	323,055	(4,595)
expiring 02/12/16	Hong Kong & Shanghai Bank	KRW	355,798	292,850	296,667	3,817

				$5,237,062	$5,243,249	$6,187

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Brazilian Real, expiring 02/02/16	Barclays Capital Group	BRL	2,900	$751,760	$724,270	$27,490
expiring 02/02/16	Barclays Capital Group	BRL	441	108,332	110,214	(1,882)
expiring 02/02/16	Goldman Sachs & Co.	BRL	708	169,700	176,844	(7,144)
expiring 02/02/16	Morgan Stanley	BRL	1,173	290,762	292,909	(2,147)
expiring 03/02/16	Credit Suisse First Boston Corp.	BRL	2,611	637,587	646,593	(9,006)
expiring 03/02/16	Toronto Dominion	BRL	2,611	638,499	646,593	(8,094)

Chilean Peso, expiring 02/08/16	Barclays Capital Group	CLP	54,517	75,850	76,340	(490)
expiring 02/08/16	Barclays Capital Group	CLP	184,484	254,900	258,333	(3,433)
expiring 02/08/16	Barclays Capital Group	CLP	90,329	123,738	126,488	(2,750)
expiring 02/08/16	BNP Paribas	CLP	90,206	122,863	126,315	(3,452)
expiring 02/08/16	Citigroup Global Markets	CLP	109,194	151,700	152,904	(1,204)
expiring 02/18/16	Barclays Capital Group	CLP	54,635	75,850	76,426	(576)
Colombian Peso, expiring 02/08/16	Citigroup Global Markets	COP	173,423	55,125	52,784	2,341
expiring 02/08/16	Goldman Sachs & Co.	COP	166,694	50,300	50,736	(436)
Euro, expiring 04/28/16	Morgan Stanley	EUR	261	283,237	283,056	181
Indian Rupee, expiring 04/07/16	Citigroup Global Markets	INR	4,812	70,078	70,038	40
Indonesian Rupiah, expiring 04/08/16	Barclays Capital Group	IDR	446,353	31,257	31,951	(694)
expiring 04/08/16	Hong Kong & Shanghai Bank	IDR	770,531	53,658	55,156	(1,498)
Israel Shekel, expiring 04/20/16	Barclays Capital Group	ILS	932	235,994	235,803	191
Malaysian Ringgit, expiring 02/19/16	Barclays Capital Group	MYR	1,253	287,065	301,021	(13,956)
New Taiwanese Dollar, expiring 02/25/16	Credit Suisse First Boston Corp.	TWD	21,065	642,611	631,898	10,713
expiring 12/15/16	Barclays Capital Group	TWD	21,065	625,439	635,960	(10,521)
Peruvian Nuevo Sol, expiring 02/16/16	Citigroup Global Markets	PEN	824	240,608	236,883	3,725
expiring 02/16/16	Citigroup Global Markets	PEN	270	80,141	77,507	2,634
expiring 02/16/16	Credit Suisse First Boston Corp.	PEN	566	168,875	162,669	6,206
expiring 09/08/16	Credit Suisse First Boston Corp.	PEN	673	189,832	187,666	2,166
Philippine Peso, expiring 04/27/16	UBS AG	PHP	8,139	167,599	169,988	(2,389)
Russian Ruble, expiring 04/20/16	Barclays Capital Group	RUB	12,385	154,681	160,368	(5,687)
expiring 04/20/16	Barclays Capital Group	RUB	6,113	77,340	79,162	(1,822)
expiring 04/20/16	Barclays Capital Group	RUB	491	6,138	6,362	(224)
Singapore Dollar, expiring 04/26/16	Citigroup Global Markets	SGD	1,360	950,406	953,027	(2,621)
South African Rand, expiring 04/26/16	Citigroup Global Markets	ZAR	5,744	342,470	355,450	(12,980)
South Korean Won, expiring 02/12/16	Barclays Capital Group	KRW	255,042	218,732	212,655	6,077
expiring 02/12/16	Citigroup Global Markets	KRW	291,207	247,920	242,810	5,110
expiring 02/12/16	Citigroup Global Markets	KRW	260,943	222,600	217,576	5,024

expiring 02/12/16	JPMorgan Chase	KRW	343,921	295,770	286,764	9,006
expiring 02/12/16	JPMorgan Chase	KRW	322,659	267,600	269,035	(1,435)
Swiss Francs, expiring 04/28/16	Citigroup Global Markets	CHF	777	767,434	761,312	6,122
expiring 04/28/16	Citigroup Global Markets	CHF	99	97,529	96,643	886
Thailand Baht, expiring 04/22/16	Barclays Capital Group	THB	15,450	422,004	431,461	(9,457)
Turkish Lira, expiring 02/25/16	Goldman Sachs & Co.	TRY	490	165,997	164,714	1,283
expiring 02/25/16	JPMorgan Chase	TRY	1,653	559,695	555,028	4,667
expiring 02/25/16	JPMorgan Chase	TRY	490	165,626	164,649	977

				$11,545,302	$11,554,361	(9,059)

						$(2,872)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2016.

Credit default swap agreements outstanding at January 31, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(4)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(1)
CDX.EM.22.V1	12/20/19	1.000%	1,728	$(143,069)	$(212,270)	$69,201	Barclays Capital Group
CDX.EM.22.V1	12/20/19	1.000%	2,880	(240,481)	(333,120)	92,639	Citigroup Global Markets
CDX.EM.22.V1	12/20/19	1.000%	3,552	(296,875)	(400,865)	103,990	Deutsche Bank AG

				$(680,425)	$(946,255)	$265,830

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contracts rises the more the credit deteriorates. The value of the CDS contracts increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of January 31, 2016.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$61,571,388	$—
Foreign Agencies	—	8,575,238	—
U.S. Treasury Obligation	—	823,969	—
Preferred Stocks	8,564,298	—	—
Foreign Government Bonds	—	34,268,297	—
Common Stocks	76,983,744	7,350,144	—
Exchange Traded Funds	45,314,579	—	—
Affiliated Mutual Funds	16,291,099	—	—
Affiliated Money Market Mutual Fund	7,219,955	—	—
Other Financial Instruments*
Futures Contracts	28,312	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(2,872)	—
OTC credit default swaps	—	(680,425)	—

Total	$154,401,987	$111,905,739	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

Prudential QMA Defensive Equity Fund

Schedule of Investments

as of January 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.7%
COMMON STOCKS — 95.7%
Aerospace & Defense — 1.7%
Boeing Co. (The)	5,330	$640,293
General Dynamics Corp.	2,520	337,100
Honeywell International, Inc.	6,510	671,832
L-3 Communications Holdings, Inc.	670	78,283
Lockheed Martin Corp.	2,240	472,640
Northrop Grumman Corp.	1,550	286,843
Precision Castparts Corp.	1,170	274,892
Raytheon Co.	2,550	327,012
Rockwell Collins, Inc.	1,100	88,968
Textron, Inc.	2,300	78,706
United Technologies Corp.	6,950	609,445

		3,866,014

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	1,200	77,724
Expeditors International of Washington, Inc.	1,600	72,192
FedEx Corp.	2,220	294,994
United Parcel Service, Inc. (Class B Stock)	5,880	548,016

		992,926

Airlines — 0.4%
American Airlines Group, Inc.	5,300	206,647
Delta Air Lines, Inc.	6,600	292,314
Southwest Airlines Co.	5,500	206,910
United Continental Holdings, Inc.*	3,100	149,668

		855,539

Auto Components — 0.2%
BorgWarner, Inc.	2,160	63,418
Delphi Automotive PLC (United Kingdom)	2,800	181,832
Goodyear Tire & Rubber Co. (The)	2,600	73,866
Johnson Controls, Inc.	6,300	225,981

		545,097

Automobiles — 0.4%
Ford Motor Co.	38,300	457,302
General Motors Co.	13,900	411,996
Harley-Davidson, Inc.	1,900	76,000

		945,298

Banks — 5.5%
Bank of America Corp.	134,600	1,903,244
BB&T Corp.	10,200	333,132
Citigroup, Inc.	38,500	1,639,330
Comerica, Inc.	2,400	82,320
Fifth Third Bancorp	10,500	165,900
Huntington Bancshares, Inc.	10,700	91,806
JPMorgan Chase & Co.	47,600	2,832,200
KeyCorp	11,100	123,876
M&T Bank Corp.	2,110	232,480
People’s United Financial, Inc.	4,300	61,791
PNC Financial Services Group, Inc. (The)	6,600	571,890
Regions Financial Corp.	17,300	140,476
SunTrust Banks, Inc.	6,700	245,086
U.S. Bancorp	21,300	853,278
Wells Fargo & Co.	60,100	3,018,823
Zions Bancorporation	2,800	63,504

		12,359,136

Beverages — 3.3%
Brown-Forman Corp. (Class B Stock)	1,900	185,896
Coca-Cola Co. (The)	70,500	3,025,860
Coca-Cola Enterprises, Inc.	3,800	176,396
Constellation Brands, Inc. (Class A Stock)	3,120	475,738
Dr. Pepper Snapple Group, Inc.	3,400	319,056
Molson Coors Brewing Co. (Class B Stock)	2,900	262,392
Monster Beverage Corp.*	2,710	365,931
PepsiCo, Inc.	26,230	2,604,639

		7,415,908

Biotechnology — 3.6%
AbbVie, Inc.	23,000	1,262,700
Alexion Pharmaceuticals, Inc.*	3,180	464,057
Amgen, Inc.	10,640	1,625,047
Baxalta, Inc.	7,600	304,076
Biogen, Inc.*	3,150	860,139
Celgene Corp.*	11,080	1,111,546
Gilead Sciences, Inc.	20,370	1,690,710
Regeneron Pharmaceuticals, Inc.*	1,100	462,099
Vertex Pharmaceuticals, Inc.*	3,470	314,903

		8,095,277

Building Products — 0.1%
Allegion PLC	766	46,389
Masco Corp.	2,800	73,892

		120,281

Capital Markets — 1.9%
Affiliated Managers Group, Inc.*	740	99,301
Ameriprise Financial, Inc.	2,280	206,682
Bank of New York Mellon Corp. (The)	14,200	514,324
BlackRock, Inc.	1,650	518,529
Charles Schwab Corp. (The)	15,600	398,268
E*TRADE Financial Corp.*	3,900	91,884
Franklin Resources, Inc.	4,990	172,953
Goldman Sachs Group, Inc. (The)	5,150	832,034
Invesco Ltd.	5,600	167,608
Legg Mason, Inc.	1,500	45,930
Morgan Stanley	19,600	507,248
Northern Trust Corp.	2,900	180,032
State Street Corp.	5,300	295,369
T. Rowe Price Group, Inc.	3,300	234,135

		4,264,297

Chemicals — 1.2%
Air Products & Chemicals, Inc.	1,510	191,332
Airgas, Inc.	510	71,400
CF Industries Holdings, Inc.	1,750	52,500
Dow Chemical Co. (The)	8,700	365,400
E.I. du Pont de Nemours & Co.	6,800	358,768
Eastman Chemical Co.	1,200	73,452
Ecolab, Inc.	2,070	223,291
FMC Corp.	1,000	35,720
International Flavors & Fragrances, Inc.	630	73,685
LyondellBasell Industries NV (Class A Stock)	2,860	222,994
Monsanto Co.	3,420	309,852
Mosaic Co. (The)	2,600	62,660
PPG Industries, Inc.	2,120	201,655
Praxair, Inc.	2,240	224,000
Sherwin-Williams Co. (The)	620	158,515

		2,625,224

Commercial Services & Supplies — 0.3%
ADT Corp. (The)	1,400	41,412
Cintas Corp.	800	68,736
Pitney Bowes, Inc.	1,600	31,328
Republic Services, Inc.	2,000	87,400
Stericycle, Inc.*	720	86,652
Tyco International PLC	3,500	120,365
Waste Management, Inc.	3,500	185,325

		621,218

Communications Equipment — 0.6%
Cisco Systems, Inc.	30,300	720,837
F5 Networks, Inc.*	400	37,512
Harris Corp.	800	69,576
Juniper Networks, Inc.	2,100	49,560
Motorola Solutions, Inc.	1,000	66,770
QUALCOMM, Inc.	9,000	408,060

		1,352,315

Construction & Engineering — 0.1%
Fluor Corp.	1,200	53,868
Jacobs Engineering Group, Inc.*	1,000	39,230
Quanta Services, Inc.*	1,300	24,310

		117,408

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	520	65,302
Vulcan Materials Co.	1,100	97,020

		162,322

Consumer Finance — 0.7%
American Express Co.	10,900	583,150
Capital One Financial Corp.	6,900	452,778
Discover Financial Services	5,600	256,424
Navient Corp.	5,100	48,756
Synchrony Financial*	10,901	309,806

		1,650,914

Containers & Packaging — 0.2%
Avery Dennison Corp.	700	42,623
Ball Corp.	1,100	73,513
International Paper Co.	3,200	109,472
Owens-Illinois, Inc.*	1,200	15,528
Sealed Air Corp.	1,500	60,795
WestRock Co.	2,036	71,830

		373,761

Distributors — 0.1%
Genuine Parts Co.	1,520	130,978

Diversified Consumer Services
H&R Block, Inc.	2,300	78,315

Diversified Financial Services — 2.1%
Berkshire Hathaway, Inc. (Class B Stock)*	24,210	3,141,732
CME Group, Inc.	4,400	395,340
Intercontinental Exchange, Inc.	1,556	410,473
Leucadia National Corp.	4,500	74,520
McGraw-Hill Financial, Inc.	3,610	306,922
Moody’s Corp.	2,330	207,696

Nasdaq, Inc.	1,600	99,200

		4,635,883

Diversified Telecommunication Services — 8.7%
AT&T, Inc.	260,994	9,411,444
CenturyLink, Inc.	23,200	589,744
Frontier Communications Corp.	49,500	225,225
Level 3 Communications, Inc.*	12,200	595,482
Verizon Communications, Inc.	172,600	8,624,822

		19,446,717

Electric Utilities — 7.1%
American Electric Power Co., Inc.	24,000	1,463,280
Duke Energy Corp.	33,600	2,530,080
Edison International	15,900	982,620
Entergy Corp.	8,700	614,046
Eversource Energy	15,500	833,900
Exelon Corp.	44,900	1,327,693
FirstEnergy Corp.	20,600	681,036
NextEra Energy, Inc.	22,490	2,512,358
Pepco Holdings, Inc.	12,300	328,164
Pinnacle West Capital Corp.	5,400	358,074
PPL Corp.	32,800	1,149,968
Southern Co. (The)	44,400	2,172,048
Xcel Energy, Inc.	24,800	947,856

		15,901,123

Electrical Equipment — 0.3%
AMETEK, Inc.	2,000	94,100
Eaton Corp. PLC	3,900	196,989
Emerson Electric Co.	5,500	252,890
Rockwell Automation, Inc.	1,140	108,950

		652,929

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	1,840	91,209
Corning, Inc.	7,000	130,270
FLIR Systems, Inc.	800	23,392
TE Connectivity Ltd. (Switzerland)	2,300	131,468

		376,339

Energy Equipment & Services — 0.3%
Baker Hughes, Inc.	1,400	60,914
Cameron International Corp.*	600	39,396
Diamond Offshore Drilling, Inc.	200	3,718
Ensco PLC (Class A Stock)	700	6,846
FMC Technologies, Inc.*	700	17,605
Halliburton Co.	2,800	89,012
Helmerich & Payne, Inc.	370	18,796
National Oilwell Varco, Inc.	1,200	39,048
Schlumberger Ltd.	4,090	295,584
Transocean Ltd.	1,100	11,462

		582,381

Food & Staples Retailing — 3.4%
Costco Wholesale Corp.	7,880	1,190,826
CVS Health Corp.	19,960	1,927,936
Kroger Co. (The)	17,500	679,175
Sysco Corp.	9,400	374,214
Wal-Mart Stores, Inc.	28,300	1,877,988
Walgreens Boots Alliance, Inc.	15,700	1,251,604

Whole Foods Market, Inc.	6,100	178,791

		7,480,534

Food Products — 2.5%
Archer-Daniels-Midland Co.	10,700	378,245
Campbell Soup Co.	3,200	180,512
ConAgra Foods, Inc.	7,800	324,792
General Mills, Inc.	10,800	610,308
Hershey Co. (The)	2,600	229,086
Hormel Foods Corp.	2,400	192,984
J.M. Smucker Co. (The)	2,160	277,171
Kellogg Co.	4,600	337,824
Keurig Green Mountain, Inc.	2,090	186,533
Kraft Heinz Co. (The)	10,700	835,242
McCormick & Co., Inc.	2,100	184,737
Mead Johnson Nutrition Co.	3,580	259,514
Mondelez International, Inc. (Class A Stock)	28,600	1,232,660
Tyson Foods, Inc. (Class A Stock)	5,300	282,808

		5,512,416

Gas Utilities — 0.2%
AGL Resources, Inc.	5,900	375,004

Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	21,000	794,850
Baxter International, Inc.	7,700	281,820
Becton, Dickinson and Co.	2,975	432,476
Boston Scientific Corp.*	18,900	331,317
C.R. Bard, Inc.	1,040	190,601
DENTSPLY International, Inc.	2,000	117,780
Edwards Lifesciences Corp.*	3,080	240,887
Intuitive Surgical, Inc.*	530	286,651
Medtronic PLC	19,788	1,502,305
St. Jude Medical, Inc.	4,000	211,440
Stryker Corp.	4,510	447,166
Varian Medical Systems, Inc.*	1,400	107,982
Zimmer Biomet Holdings, Inc.	2,420	240,209

		5,185,484

Health Care Providers & Services — 2.8%
Aetna, Inc.	4,920	501,053
AmerisourceBergen Corp.	2,750	246,290
Anthem, Inc.	3,680	480,203
Cardinal Health, Inc.	4,700	382,439
Cigna Corp.	3,630	484,968
DaVita HealthCare Partners, Inc.*	2,380	159,746
Express Scripts Holding Co.*	9,500	682,765
HCA Holdings, Inc.*	4,400	306,152
Henry Schein, Inc.*	1,170	177,185
Humana, Inc.	2,090	340,231
Laboratory Corp. of America Holdings*	1,430	160,660
McKesson Corp.	3,250	523,185
Patterson Cos., Inc.	1,200	50,952
Quest Diagnostics, Inc.	2,000	131,340
Tenet Healthcare Corp.*	1,400	37,968
UnitedHealth Group, Inc.	13,440	1,547,750
Universal Health Services, Inc. (Class B Stock)	1,290	145,306

		6,358,193

Health Care Technology — 0.1%
Cerner Corp.*	4,300	249,443

Hotels, Restaurants & Leisure — 1.4%
Carnival Corp.	4,500	216,585
Chipotle Mexican Grill, Inc.*	310	140,421
Darden Restaurants, Inc.	1,100	69,366
Marriott International, Inc. (Class A Stock)	1,900	116,432
McDonald’s Corp.	9,040	1,118,971
Royal Caribbean Cruises Ltd.	1,700	139,332
Starbucks Corp.	14,600	887,242
Starwood Hotels & Resorts Worldwide, Inc.	1,700	105,808
Wyndham Worldwide Corp.	1,200	77,880
Wynn Resorts Ltd.	780	52,525
Yum! Brands, Inc.	4,300	311,191

		3,235,753

Household Durables — 0.3%
D.R. Horton, Inc.	3,200	88,032
Garmin Ltd.	1,100	38,698
Harman International Industries, Inc.	680	50,585
Leggett & Platt, Inc.	1,300	53,963
Lennar Corp. (Class A Stock)	1,700	71,655
Mohawk Industries, Inc.*	630	104,839
Newell Rubbermaid, Inc.	2,600	100,828
PulteGroup, Inc.	3,100	51,956
Whirlpool Corp.	770	103,480

		664,036

Household Products — 2.9%
Church & Dwight Co., Inc.	2,400	201,600
Clorox Co. (The)	2,330	300,686
Colgate-Palmolive Co.	16,200	1,093,986
Kimberly-Clark Corp.	6,540	839,867
Procter & Gamble Co. (The)	49,000	4,002,810

		6,438,949

Independent Power & Renewable Electricity Producers — 0.2%
AES Corp. (The)	32,800	311,600
NRG Energy, Inc.	15,300	162,792

		474,392

Industrial Conglomerates — 1.7%
3M Co.	5,210	786,710
Danaher Corp.	5,100	441,915
General Electric Co.	79,720	2,319,852
Roper Technologies, Inc.	860	151,076

		3,699,553

Insurance — 2.5%
Aflac, Inc.	5,600	324,576
Allstate Corp. (The)	5,100	309,060
American International Group, Inc.	16,000	903,680
Aon PLC	3,630	318,823
Assurant, Inc.	900	73,179
Chubb Ltd.	6,017	680,342
Cincinnati Financial Corp.	2,000	115,260
Hartford Financial Services Group, Inc. (The)	5,400	216,972
Lincoln National Corp.	3,300	130,218
Loews Corp.	3,700	136,937
Marsh & McLennan Cos., Inc.	6,800	362,644
MetLife, Inc.	14,400	642,960
Principal Financial Group, Inc.	3,600	136,800

Progressive Corp. (The)	7,700	240,625
Torchmark Corp.	1,600	86,944
Travelers Cos., Inc. (The)	3,970	424,949
Unum Group	3,300	94,512
Willis Towers Watson PLC	1,820	208,335
XL Group PLC (Ireland)	3,900	141,414

		5,548,230

Internet & Catalog Retail — 1.5%
Amazon.com, Inc.*	3,790	2,224,730
Expedia, Inc.	1,160	117,206
Netflix, Inc.*	4,210	386,647
Priceline Group, Inc. (The)*	490	521,835
TripAdvisor, Inc.*	1,090	72,768

		3,323,186

Internet Software & Services — 2.1%
Akamai Technologies, Inc.*	1,100	50,182
Alphabet, Inc. (Class A Stock)*	1,750	1,332,362
Alphabet, Inc. (Class C Stock)*	1,781	1,323,194
eBay, Inc.*	6,600	154,836
Facebook, Inc. (Class A Stock)*	13,600	1,526,056
VeriSign, Inc.*	600	45,360
Yahoo!, Inc.*	5,200	153,452

		4,585,442

IT Services — 1.7%
Accenture PLC (Class A Stock)	3,780	398,941
Alliance Data Systems Corp.*	370	73,922
Automatic Data Processing, Inc.	2,800	232,652
Cognizant Technology Solutions Corp. (Class A Stock)*	3,620	229,182
CSRA, Inc.	800	21,424
Fidelity National Information Services, Inc.	1,700	101,541
Fiserv, Inc.*	1,360	128,602
International Business Machines Corp.	5,340	666,379
MasterCard, Inc. (Class A Stock)	5,960	530,619
Paychex, Inc.	1,900	90,934
PayPal Holdings, Inc.*	6,600	238,524
Teradata Corp.*	700	17,038
Total System Services, Inc.	1,000	40,160
Visa, Inc. (Class A Stock)	11,660	868,553
Western Union Co. (The)	3,000	53,520
Xerox Corp.	5,600	54,600

		3,746,591

Leisure Products — 0.1%
Hasbro, Inc.	1,100	81,708
Mattel, Inc.	3,300	91,047

		172,755

Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	4,600	173,190
Illumina, Inc.*	2,070	326,956
PerkinElmer, Inc.	1,600	77,312
Thermo Fisher Scientific, Inc.	5,630	743,498
Waters Corp.*	1,150	139,392

		1,460,348

Machinery — 0.8%
Caterpillar, Inc.	4,880	303,731

Cummins, Inc.	1,380	124,048
Deere & Co.	2,600	200,226
Dover Corp.	1,300	75,985
Flowserve Corp.	1,100	42,504
Illinois Tool Works, Inc.	2,800	252,196
Ingersoll-Rand PLC	2,200	113,234
PACCAR, Inc.	3,000	147,210
Parker Hannifin Corp.	1,170	113,677
Pentair PLC (United Kingdom)	1,500	70,680
Snap-on, Inc.	490	79,164
Stanley Black & Decker, Inc.	1,260	118,869
Xylem, Inc.	1,500	53,925

		1,695,449

Media — 2.3%
Cablevision Systems Corp. (Class A Stock)	2,100	67,011
CBS Corp. (Class B Stock)	4,300	204,250
Comcast Corp. (Class A Stock)	24,000	1,337,040
Discovery Communications, Inc. (Class A Stock)*	1,400	38,626
Discovery Communications, Inc. (Class C Stock)*	2,500	68,025
Interpublic Group of Cos., Inc. (The)	3,900	87,516
News Corp. (Class A Stock)	3,750	48,637
News Corp. (Class B Stock)	1,000	13,350
Omnicom Group, Inc.	2,400	176,040
Scripps Networks Interactive, Inc. (Class A Stock)	900	54,873
TEGNA, Inc.	2,100	50,421
Time Warner Cable, Inc.	2,790	507,808
Time Warner, Inc.	7,900	556,476
Twenty-First Century Fox, Inc. (Class A Stock)	11,500	310,155
Twenty-First Century Fox, Inc. (Class B Stock)	4,200	113,820
Viacom, Inc. (Class B Stock)	3,400	155,176
Walt Disney Co. (The)	14,990	1,436,342

		5,225,566

Metals & Mining — 0.1%
Alcoa, Inc.	10,100	73,629
Freeport-McMoRan, Inc.	8,900	40,940
Newmont Mining Corp.	4,100	81,836
Nucor Corp.	2,500	97,675

		294,080

Multiline Retail — 0.5%
Dollar General Corp.	2,900	217,674
Dollar Tree, Inc.*	2,300	187,036
Kohl’s Corp.	1,900	94,525
Macy’s, Inc.	3,100	125,271
Nordstrom, Inc.	1,300	63,830
Target Corp.	6,100	441,762

		1,130,098

Multi-Utilities — 4.8%
Ameren Corp.	11,800	530,056
CenterPoint Energy, Inc.	21,000	375,270
CMS Energy Corp.	13,500	524,880
Consolidated Edison, Inc.	14,300	992,277
Dominion Resources, Inc.	29,100	2,100,147
DTE Energy Co.	8,800	748,088
NiSource, Inc.	15,500	325,655
PG&E Corp.	23,900	1,312,349
Public Service Enterprise Group, Inc.	24,700	1,020,110
SCANA Corp.	7,000	440,650
Sempra Energy	11,540	1,093,415

TECO Energy, Inc.	11,400	309,168
WEC Energy Group, Inc.	15,384	849,658

		10,621,723

Oil, Gas & Consumable Fuels — 1.4%
Anadarko Petroleum Corp.	1,630	63,717
Apache Corp.	1,200	51,048
Cabot Oil & Gas Corp.	1,300	26,975
Chesapeake Energy Corp.	1,500	5,085
Chevron Corp.	6,110	528,332
Cimarex Energy Co.	310	28,830
Columbia Pipeline Group, Inc.	1,200	22,260
ConocoPhillips	4,000	156,320
CONSOL Energy, Inc.	600	4,764
Devon Energy Corp.	1,200	33,480
EOG Resources, Inc.	1,830	129,966
EQT Corp.	470	29,018
Exxon Mobil Corp.	13,620	1,060,317
Hess Corp.	730	31,025
Kinder Morgan, Inc.	5,900	97,055
Marathon Oil Corp.	2,200	21,406
Marathon Petroleum Corp.	1,680	70,207
Murphy Oil Corp.	500	9,805
Newfield Exploration Co.*	500	14,535
Noble Energy, Inc.	1,300	42,081
Occidental Petroleum Corp.	2,500	172,075
ONEOK, Inc.	600	14,946
Phillips 66	1,600	128,240
Pioneer Natural Resources Co.	530	65,693
Range Resources Corp.	500	14,780
Southwestern Energy Co.*	1,100	9,779
Spectra Energy Corp.	2,100	57,645
Tesoro Corp.	400	34,900
Valero Energy Corp.	1,600	108,592
Williams Cos., Inc. (The)	2,200	42,460

		3,075,336

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	4,000	341,000

Pharmaceuticals — 6.3%
Allergan PLC*	5,558	1,580,862
Bristol-Myers Squibb Co.	23,500	1,460,760
Eli Lilly & Co.	13,800	1,091,580
Endo International PLC*	2,900	160,863
Johnson & Johnson	39,000	4,073,160
Mallinckrodt PLC*	1,670	97,010
Merck & Co., Inc.	39,400	1,996,398
Mylan NV*	5,800	305,602
Perrigo Co. PLC	2,070	299,281
Pfizer, Inc.	87,000	2,652,630
Zoetis, Inc.	6,400	275,520

		13,993,666

Professional Services — 0.2%
Dun & Bradstreet Corp. (The)	330	32,479
Equifax, Inc.	1,000	105,800
Nielsen Holdings PLC	3,100	149,296
Robert Half International, Inc.	1,100	48,147

Verisk Analytics, Inc.*	1,300	94,900

		430,622

Real Estate Investment Trusts (REITs) — 2.7%
American Tower Corp.	5,560	524,530
Apartment Investment & Management Co. (Class A Stock)	2,100	82,215
AvalonBay Communities, Inc.	1,800	308,682
Boston Properties, Inc.	2,020	234,744
Crown Castle International Corp.	4,400	379,280
Equinix, Inc.	821	254,978
Equity Residential	4,800	370,032
Essex Property Trust, Inc.	880	187,537
General Growth Properties, Inc.	7,600	213,104
HCP, Inc.	6,100	219,234
Host Hotels & Resorts, Inc.	10,000	138,500
Iron Mountain, Inc.	2,638	72,651
Kimco Realty Corp.	5,500	149,545
Macerich Co. (The)	1,800	140,346
Plum Creek Timber Co., Inc.	2,300	93,173
Prologis, Inc.	6,900	272,343
Public Storage	1,920	486,835
Realty Income Corp.	3,300	184,107
Simon Property Group, Inc.	4,020	748,846
SL Green Realty Corp.	1,330	128,491
Ventas, Inc.	4,400	243,408
Vornado Realty Trust	2,340	206,996
Welltower, Inc.	4,600	286,212
Weyerhaeuser Co.	6,700	171,587

		6,097,376

Real Estate Management & Development
CBRE Group, Inc. (Class A Stock)*	3,900	109,083

Road & Rail — 0.5%
CSX Corp.	8,200	188,764
JB Hunt Transport Services, Inc.	800	58,160
Kansas City Southern	900	63,792
Norfolk Southern Corp.	2,490	175,545
Ryder System, Inc.	400	21,268
Union Pacific Corp.	7,270	523,440

		1,030,969

Semiconductors & Semiconductor Equipment — 1.1%
Analog Devices, Inc.	1,900	102,334
Applied Materials, Inc.	6,800	120,020
Avago Technologies Ltd. (Singapore)	1,570	209,925
Broadcom Corp. (Class A Stock)	3,400	185,878
First Solar, Inc.*	500	34,330
Intel Corp.	28,200	874,764
KLA-Tencor Corp.	900	60,291
Lam Research Corp.	1,000	71,790
Linear Technology Corp.	1,400	59,822
Microchip Technology, Inc.	1,200	53,772
Micron Technology, Inc.*	6,400	70,592
NVIDIA Corp.	3,000	87,870
Qorvo, Inc.*	800	31,680
Skyworks Solutions, Inc.	1,130	77,879
Texas Instruments, Inc.	6,100	322,873
Xilinx, Inc.	1,500	75,405

		2,439,225

Software — 2.0%
Activision Blizzard, Inc.	3,000	104,460
Adobe Systems, Inc.*	3,000	267,390
Autodesk, Inc.*	1,400	65,548
CA, Inc.	1,800	51,714
Citrix Systems, Inc.*	900	63,414
Electronic Arts, Inc.*	1,900	122,636
Intuit, Inc.	1,610	153,771
Microsoft Corp.	47,800	2,633,302
Oracle Corp.	19,100	693,521
Red Hat, Inc.*	1,100	77,055
salesforce.com, Inc.*	3,700	251,822
Symantec Corp.	4,000	79,360

		4,563,993

Specialty Retail — 2.0%
Advance Auto Parts, Inc.	720	109,476
AutoNation, Inc.*	700	30,275
AutoZone, Inc.*	300	230,217
Bed Bath & Beyond, Inc.*	1,600	69,072
Best Buy Co., Inc.	2,900	80,997
CarMax, Inc.*	2,000	88,360
GameStop Corp. (Class A Stock)	1,000	26,210
Gap, Inc. (The)	2,200	54,384
Home Depot, Inc. (The)	12,480	1,569,485
L Brands, Inc.	2,500	240,375
Lowe’s Cos., Inc.	9,000	644,940
O’Reilly Automotive, Inc.*	970	253,073
Ross Stores, Inc.	3,980	223,915
Signet Jewelers Ltd.	790	91,640
Staples, Inc.	6,300	56,196
Tiffany & Co.	1,140	72,777
TJX Cos., Inc. (The)	6,600	470,184
Tractor Supply Co.	1,300	114,803
Urban Outfitters, Inc.*	800	18,304

		4,444,683

Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.	33,400	3,251,156
EMC Corp.	11,500	284,855
Hewlett Packard Enterprise Co.	10,700	147,232
HP, Inc.	10,800	104,868
NetApp, Inc.	1,700	37,281
SanDisk Corp.	1,180	83,426
Seagate Technology PLC	1,800	52,290
Western Digital Corp.	1,370	65,733

		4,026,841

Textiles, Apparel & Luxury Goods — 0.7%
Coach, Inc.	2,700	100,035
Hanesbrands, Inc.	3,800	116,166
Michael Kors Holdings Ltd.*	1,800	71,820
NIKE, Inc. (Class B Stock)	13,320	825,973
PVH Corp.	820	60,172
Ralph Lauren Corp.	580	65,250
Under Armour, Inc. (Class A Stock)*	1,800	153,774
VF Corp.	3,320	207,832

		1,601,022

Tobacco — 2.4%
Altria Group, Inc.	35,300	2,157,183

Philip Morris International, Inc.			27,900	2,511,279
Reynolds American, Inc.			14,930	745,753

				5,414,215

Trading Companies & Distributors — 0.1%
Fastenal Co.			2,400	97,344
United Rentals, Inc.*			750	35,933
W.W. Grainger, Inc.			490	96,378

				229,655

TOTAL COMMON STOCKS (cost $176,542,610)				213,442,511

			Units
RIGHTS*
Food & Staples Retailing
Safeway Casa Ley, expiring 01/30/19, CVR^(a)			2,400	360
Safeway PDC, expiring 01/30/17, CVR^(a)			2,400	112

TOTAL RIGHTS (cost $2,553)				472

TOTAL LONG-TERM INVESTMENTS (cost $176,545,163)				213,442,983

SHORT-TERM INVESTMENTS — 4.8%

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 4.4%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $9,763,924)			9,763,924	9,763,924

Interest Rate		Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(b)(c) — 0.4%
U.S. Treasury Bills (cost $799,855)	0.210%	03/03/16	800	799,930

TOTAL SHORT-TERM INVESTMENTS (cost $10,563,779)				10,563,854

TOTAL INVESTMENTS — 100.5% (cost $187,108,942)(d)				224,006,837
Liabilities in excess of other assets(e) — (0.5)%				(1,020,832)

NET ASSETS — 100.0%				$222,986,005

The following abbreviations are used in the quarterly schedule of portfolio holdings:

CVR	Contingent Value Rights
OTC	Over-the-counter

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $472 and 0.0% of net assets.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Indicates a security or securities that have been deemed illiquid.
(b)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(c)	Rates shown reflect yield to maturity at purchase date.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$191,500,516

Appreciation	36,169,719
Depreciation	(3,663,398)

Net Unrealized Appreciation	$32,506,321

The book basis may differ from tax basis due to certain tax-related adjustments.

(e)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at January 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2016	Unrealized Depreciation(1)(2)
	Long Positions:
31	S&P 500 E-Mini	Mar. 2016	$3,101,385	$2,991,655	$(109,730)
5	S&P 500 Index	Mar. 2016	2,501,500	2,412,625	(88,875)

					$(198,605)

(1)	U.S. Treasury obligation with a combined market value of $799,930 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at January 31, 2016.
(2)	The amount represents fair value of derivative instruments subject to equity risk exposure as of January 31, 2016.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$3,866,014	$—	$—
Air Freight & Logistics	992,926	—	—
Airlines	855,539	—	—
Auto Components	545,097	—	—
Automobiles	945,298	—	—
Banks	12,359,136	—	—
Beverages	7,415,908	—	—
Biotechnology	8,095,277	—	—
Building Products	120,281	—	—
Capital Markets	4,264,297	—	—
Chemicals	2,625,224	—	—
Commercial Services & Supplies	621,218	—	—
Communications Equipment	1,352,315	—	—
Construction & Engineering	117,408	—	—
Construction Materials	162,322	—	—
Consumer Finance	1,650,914	—	—
Containers & Packaging	373,761	—	—
Distributors	130,978	—	—
Diversified Consumer Services	78,315	—	—
Diversified Financial Services	4,635,883	—	—
Diversified Telecommunication Services	19,446,717	—	—
Electric Utilities	15,901,123	—	—
Electrical Equipment	652,929	—	—

Electronic Equipment, Instruments & Components	376,339	—	—
Energy Equipment & Services	582,381	—	—
Food & Staples Retailing	7,480,534	—	—
Food Products	5,512,416	—	—
Gas Utilities	375,004	—	—
Health Care Equipment & Supplies	5,185,484	—	—
Health Care Providers & Services	6,358,193	—	—
Health Care Technology	249,443	—	—
Hotels, Restaurants & Leisure	3,235,753	—	—
Household Durables	664,036	—	—
Household Products	6,438,949	—	—
Independent Power & Renewable Electricity Producers	474,392	—	—
Industrial Conglomerates	3,699,553	—	—
Insurance	5,548,230	—	—
Internet & Catalog Retail	3,323,186	—	—
Internet Software & Services	4,585,442	—	—
IT Services	3,746,591	—	—
Leisure Products	172,755	—	—
Life Sciences Tools & Services	1,460,348	—	—
Machinery	1,695,449	—	—
Media	5,225,566	—	—
Metals & Mining	294,080	—	—
Multiline Retail	1,130,098	—	—
Multi-Utilities	10,621,723	—	—
Oil, Gas & Consumable Fuels	3,075,336	—	—
Personal Products	341,000	—	—
Pharmaceuticals	13,993,666	—	—
Professional Services	430,622	—	—
Real Estate Investment Trusts (REITs)	6,097,376	—	—
Real Estate Management & Development	109,083	—	—
Road & Rail	1,030,969	—	—
Semiconductors & Semiconductor Equipment	2,439,225	—	—
Software	4,563,993	—	—
Specialty Retail	4,444,683	—	—
Technology Hardware, Storage & Peripherals	4,026,841	—	—
Textiles, Apparel & Luxury Goods	1,601,022	—	—
Tobacco	5,414,215	—	—
Trading Companies & Distributors	229,655	—	—
Rights
Food & Staples Retailing	—	—	472
Affiliated Money Market Mutual Fund	9,763,924	—	—
U.S. Treasury Obligation	—	799,930	—
Other Financial Instruments*
Futures Contracts	(198,605)	—	—

Total	$223,007,830	$799,930	$472

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Funds hold securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair value responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment spreads, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Restricted and Illiquid Securities: Each Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudential Investment Portfolios 16

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date       March 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date       March 17, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date       March 17, 2016

*	Print the name and title of each signing officer under his or her signature.